BRINKER CAPITAL DESTINATIONS TRUST

(the “Trust”)

SUPPLEMENT DATED MARCH 20, 2024,

TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2023

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Change in Portfolio Management for the Destinations Large Cap Equity Fund

Strategas Asset Management, LLC (“Strategas”) no longer serves an investment sub-adviser of the Destinations Large Cap Equity Fund. As such, all references to Strategas and any related disclosures are hereby deleted from the Summary Prospectus and Prospectus in their entirety.

Change in Portfolio Management for the Destinations Small-Mid Cap Equity Fund

Driehaus Capital Management LLC (“Driehaus”) currently serves as an investment sub-adviser to the Destinations Small Mid-Cap Equity Fund (the “Fund”), managing two strategies for the Fund. Effective March 6, 2024, the Board of Trustees of the Trust voted to replace the Driehaus’ Small Cap Growth strategy with the Driehaus’ Small/Mid Cap Growth strategy. There are no changes to the portfolio management team responsible for managing the Fund.

Accordingly, in the Prospectus, in the section titled “Investment and Account Information,” under the heading titled “Destinations Small-Mid Cap Equity Fund,” the paragraph regarding Driehaus is hereby deleted and replaced with the following:

Driehaus Capital Management LLC: Driehaus Capital Management LLC (“Driehaus”), located at 25 East Erie Street, Chicago, IL 60611, serves as a Sub-adviser to the Destinations Small-Mid Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Small-Mid Cap Equity Fund’s assets allocated to Driehaus. Jeff James serves as Lead Portfolio Manager of the Driehaus Micro Cap Growth Strategy and also manages the Driehaus Small/Mid Cap Growth Strategy. Mr. James initially joined Driehaus Capital Management in 1997 as a Sector Analyst covering the information technology and energy sectors for the firm’s Small Cap Growth and Mid Cap Growth strategies. Prior to joining the firm, from 1991 to 1997, Mr. James worked at the Federal Reserve Bank of Chicago as an Analyst. Mr. James began his career with Lehman Brothers in 1990. Mr. James received his B.S. in Finance from Indiana University in 1990 and his MBA from DePaul University in 1995. Michael Buck serves as Portfolio Manager on the Driehaus Micro Cap Growth and Driehaus Small/Mid Cap Growth strategies. Prior to joining Driehaus in 2002, Mr. Buck began his career at Deloitte Consulting, LLC as a Business Analyst. Mr. Buck received his Bachelor of Arts and Bachelor of Music in Economics and cello performing from Northwestern University in 2000. Prakash Vijayan serves as Assistant Portfolio Manager on the Driehaus Micro Cap Growth Strategy. Prior to joining the firm in 2010, Mr. Vijayan began his career as an Equity Research Analyst at Beekman Capital Management in 2005, covering technology, media and telecommunication sectors. Mr. Vijayan is a CFA charterholder and received his Bachelor of Technology from Indian Institute of Technology in 2003 and his Master of Science in mechanical engineering from Arizona State University in 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BRINKER CAPITAL DESTINATIONS TRUST

(the “TRUST”)

SUPPLEMENT DATED MARCH 20, 2024,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED JULY 1, 2023

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI

Change in Portfolio Management for the Destinations Large Cap Equity Fund

Strategas Asset Management, LLC (“Strategas”) is no longer an investment sub-adviser of the Destinations Large Cap Equity Fund. As such, all references to Strategas and any related disclosures are hereby deleted from the SAI in their entirety.

Change in Portfolio Management for the Destinations Small-Mid Cap Equity Fund

Driehaus Capital Management LLC (“Driehaus”) currently serves as an investment sub-adviser to the Destinations Small Mid-Cap Equity Fund (the “Fund”), managing two strategies for the Fund. Effective March 6, 2024, the Board of Trustees of the Trust voted to replace the Driehaus’ Small Cap Growth strategy with the Driehaus’ Small/Mid Cap Growth strategy. There are no changes to the portfolio management team responsible for managing the Fund.

Change in Officers of the Trust

Effective March 6, 2024, the Board of Trustees approved certain adjustments to the officers of the Trust. To permit her to focus on her responsibilities as General Counsel and Secretary of Orion Advisor Solutions Inc. (“Orion”), Ms. Kylee Beach will transition her role as President of the Trust to Mr. Brian Ferko, but will remain an officer of the Trust as Assistant Secretary. Mr. Peter Townsend, previously Deputy Chief Compliance Officer, will assume Mr. Ferko’s responsibilities as Chief Compliance Officer & Anti-Money Laundering Officer. Accordingly, the “Officers” table in the “Trustees and Officers of the Trust” section is hereby deleted in its entirety and replaced with the following:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS***

Brian Ferko Birth Year: 1970	President & Chief Operating Officer	Since March 2024 and September 2023, respectively	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust from 2017-2024; Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.

Kevin Fustos Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.

Peter Townsend Birth Year: 1977	Chief Compliance Officer, Anti- Money Laundering Officer & Secretary	Since March 2024 and January 2017, respectively	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, since 2017; Deputy Chief Compliance Officer of the Trust from 2017-2024; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.

Kylee Beach Birth Year: 1984	Assistant Secretary	Since March 2024	General Counsel and Secretary of Orion Advisor Solutions Inc. since 2019; President of the Trust from 2022-2024; Orion Advisor Technology, LLC since 2014; Brinker Capital Investments, LLC since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC since 2014; GT Polaris Holdings, Inc. since 2020; GT Polaris Midco, Inc. since 2020; Brinker Capital Securities, LLC since 2020; Advizr, Inc. since 2019; Orion Portfolio Solutions, LLC since 2018; BasisCode Compliance, LLC since 2021; Redtail Technology, Inc. since 2022; TownSquare Capital, LLC since 2022; Associate General Counsel of NorthStar Financial Services Group LLC from 2012 to 2018.

Timothy Holland, CFA Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of TownSquare Capital, LLC, an Orion Company, since 2023; Chief Investment Officer of Brinker Capital Investments from 2020 to 2023; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

Rusty Vanneman, CFA, CMT, BFA Birth Year: 1965	Investment Officer	Since June 2023	Chief Investment Officer and Senior Portfolio Manager at Brinker Capital Investments since 2023; Chief Investment Strategist at Brinker Capital Investments from 2020 to 2023; Chief Investment Officer at the Adviser from 2019-2020; President at CLS Investments LLC from 2018-2019; Chief Investment Officer at CLS Investments LLC from 2012-2019.

Brian Storey, CFA Birth Year: 1974	Investment Officer	Since June 2022	Deputy Chief Investment Officer – Destinations Portfolios at Brinker Capital Investments since 2023; Senior Portfolio Manager at Brinker Capital Investments since 2022; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021; Portfolio Manager and Senior Research Analyst at First Citizens Bank & Trust from 2010 to 2016.

Patrick Amerson Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.

Andrew Goins, CFA Birth Year: 1984	Investment Officer	Since June 2023	Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

*** The President, Treasurer, and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE